Subsequent Events - Additional Information (Detail) - USD ($)					1 Months Ended	2 Months Ended
	Jun. 30, 2022	Mar. 02, 2022	Mar. 01, 2022	Jan. 25, 2022	Jan. 31, 2022	Apr. 01, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Class of warrants exercise price per share							$ 11.50
Subsequent Event [Member] | Sponsor Support Agreement [Member] | Equals Or Exceeds Twelve Point Five Per Share [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement number of stock options vested		2,479,000
Subsequent Event [Member] | Sponsor Support Agreement [Member] | Equal Or Exceeds Fifteen Per Share [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement number of stock options vested		580,273
Subsequent Event [Member] | Business Combination | Collaboration Agreement [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Conversion of stock shares issued			78,959,579
Number of shares issued in business acquisition		10,251,000
Business acquisition share price		$ 10.00
Consideration received from shares issued in business combination		$ 147,500,000
Subsequent Event [Member] | Business Combination | Warrant Subscription Agreement [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Stock issued during period shares issued		1,000,000
Class of warrants exercise price per share		$ 0.0001
Proceeds from warrants issued		$ 10,000,000
Subsequent Event [Member] | Business Combination | Subscription Agreement [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Number of shares issued in business acquisition		4,390,244
Business acquisition share price		$ 10.25
Subsequent Event [Member] | Share Based Compensation Award Tranche One | Warrant Subscription Agreement [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Stock issued during period shares issued	500,000
Proceeds from warrants issued	$ 5,000,000.0
Subsequent Event [Member] | Share Based Compensation Award Tranche Two | Warrant Subscription Agreement [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Stock issued during period shares issued	500,000
Proceeds from warrants issued	$ 5,000,000.0
Debt Financing | Subsequent Event [Member] | Rigetti Computing, Inc
Subsequent Event [Line Items]
Debt face amount					$ 32,000,000.0
Debt drawn					5,000,000.0
Additional debt drawn at the sole discretion of note holder					$ 8,000,000.0
Adjustments to additional paid in capital stock issued						$ 75,000,000.0
Additional debt commitment						$ 5,000,000.0
Exit fee percentage for the additional debt commitment						20.00%
Equity Plan | Subsequent Event [Member] | Restricted Stock Units RSU | Rigetti Computing, Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement by sharebased payment award equity instruments other than options grants in period				4,963,065
Equity Plan | Subsequent Event [Member] | Restricted Stock Units RSU | Share Based Compensation Award Tranche One | Rigetti Computing, Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement by sharebased payment award vesting period				12 months
Equity Plan | Subsequent Event [Member] | Restricted Stock Units RSU | Share Based Compensation Award Tranche Two | Rigetti Computing, Inc
Subsequent Event [Line Items]
Sharebased compensation arrangement by sharebased payment award vesting period				48 months